UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08037
                                   ---------------------------------------------

   AdvisorOne Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   4020 South 147th Street, Omaha, NE                     68137
--------------------------------------------------------------------------------
   (Address of principal executive offices)             (Zip code)

   Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313
                                                    ----------------------------

Date of fiscal year end:  4/30
                          ---------------

Date of reporting period: 4/30/04
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                               [GRAPHIC OMITTED]

                                AdvisorOne Funds

                    ----------------------------------------

                                  ANNUAL REPORT
                                 APRIL 30, 2004


Distributed by Aquarius Funds Distributors, LLC              [GRAPHIC OMITTED]
Member NASD/SIPC                                             AdvisorOne Funds

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                                                  AdvisorOne Funds Annual Report
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Table of Contents

Letter From The Portfolio Management Team                                      4

Amerigo Fund - Portfolio Summary                                               6

Clermont Fund - Portfolio Summary                                              7

Amerigo Fund - Performance Update                                              8

Clermont Fund - Performance Update                                             9

Amerigo Fund - Schedule of Investments                                        10

Clermont Fund - Schedule of Investments                                       12

Statements of Assets and Liabilities                                          14

Statements of Operations                                                      15

Statements of Changes in Net Assets                                           16

Financial Highlights                                                          18

Notes to Financial Statements                                                 21

Report of Independent Certified Public Accountants                            29

Trustees and Officers                                                         30

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                                                  AdvisorOne Funds Annual Report
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Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Annual Report for the AdvisorOne Funds covering the twelve months ended April 30, 2004.

Investment Environment

Equity market performance was positive during the past twelve months with the Standard and Poor's 500 index posting a total return of +22.88% over that period. The general equity themes which dominated over the past twelve months were that a) with regard to market capitalization, smaller companies outperformed larger ones, b) value consistently outperformed growth across all market capitalization ranges and c) most international indicies outperformed the domestic Standard and Poor's 500 index as the economic recovery became more global in nature and the U.S. willingness to depreciate the U.S. dollar provided a currency benefit to many international markets.

Small caps overtook large caps following Operation Iraqi Freedom as investors began to once again embrace risk and secondly, because small caps have tended to outperform their larger cap peers coming out of a recession due to the higher concentrations of consumer discretionary, industrials and basic material allocations in the small cap indicies. It is important to note that small caps have been doing well for the past 5.3 years. The average small-cap cycle, going back to the 1930s, has lasted 5.7 years. The longest by far, which began in 1975 and ended in 1983, lasted an amazing 8.5 years, but the 1991-94 span of small-cap outperformance lasted only 3.3 years. From our viewpoint, the current small cap rally may be in the eighth inning. Also serving as support to this thesis, is that a larger percentage of small cap companies missed their earnings projections last quarter than did their large company peers. According to Piper Jaffray, small caps had the largest percentage of earnings disappointments since the second quarter of 2002.

Portfolio Positioning

To take advantage of the increased relative strength of the international markets, small caps and the value style of management, within Amerigo we increased dramatically our international weightings via the iShares MSCI EAFE Index (11.89%), iShares MSCI Emerging Market Index (7.97%), iShares MSCI Japan (5.87%). The fund's value overweight was enhanced through investments in the iShares Russell Mid Cap Value (4.78%) and iShares Russell 1000 Value (17.34%) exchange traded funds. Small cap stock exposure was increased via the iShares Russell 2000 Index (5.52%). During this period, we also established a position in the "A" share class of Berkshire Hathaway common stock.

Other significant portfolio changes included a dramatic reduction in the fund's position in SPDR S&P 500 Depository Receipts (1.17%), and the elimination of the fund's positions in the Nasdaq 100 Share Index, iShares Russell 1000 Growth, iShares S&P 400 Mid Cap Growth and iShares Russell 3000 Growth.

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                                                  AdvisorOne Funds Annual Report
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The overall cash position of Amerigo was increased significantly during the first several months of 2004 from 1.9% on April 30, 2003, to over 9.2% on April 30, 2004.

The key themes to portfolio activity within Clermont over the reporting period were to reduce the interest rate sensitivity of the portfolio, increase equity exposure to the more defensive and higher dividend areas of the market and increase the portfolio's international exposure to a more neutral weighting from an underweight position. Specifically, positions in the iShares Lehman 1-3 year Treasury Bond (21.48%) exchange traded fund were significantly increased to approximately 22% of the portfolio, making the position the largest bond holding in the portfolio. Clermont's second largest bond position are U.S. Treasury Inflation Protected Bonds due in 2007 (9.98%). International weightings were increased from less than 4% to approximately 12% via the iShares MSCI EAFE Index (12.83%). Domestic equity purchases were concentrated in the Dow Jones Select Dividend (7.85%) and Dow Jones U.S. Consumer Non-Cyclical (5.97%) exchange traded funds. Portfolio reductions were focused on the interest rate sensitive positions of Clermont's portfolio. Specifically, iShares Dow Jones Real Estate was eliminated, the position in SPDR S&P 500 Depository receipts was also eliminated with proceeds going to international. SPDR Utilities (3.14%) were also heavily reduced as was the fund's position in iSHares GS$ Investop Corporate Bond (4.18%) and iShares Cohen and Steers Realty (1.60%) exchange traded funds.

As was the case with Amerigo, Clermont saw its cash position increase over the past twelve months from approximately 4% on April 30, 2003, to approximately 9% on April 30, 2004.

Investment Outlook

As of this writing, the S&P 500 index has traded within a trading range for the past 5 months. In March, the equity market experienced its first 5% correction since the market rally began in 2003. According to Birinyi Associates , the one year stock market rally without a 5.0% correction was the 12th longest in history. In only one case 1961-to-1962 did that first correction lead directly to another bear market. While the economic and earnings news has continued to be positive, investor focus has been riveted on the rising price of oil, fears of a rapid increase in interest rates and a stream of geopolitical news coming out of the Middle East and Asia.

At present, the weakness we have seen in the March - April period appears to be a correction within a market advance. From this point moving forward, the quality of the stock market rallies will be very important. Specifically, strong market breadth and higher than average volume during rally attempts will be important. As the year progresses, we would expect that the "dispersion" of performance among the various asset classes will increase. That means that the gap separating the winners from the losers should widen. A great gap means the potential rewards for good active-investment management will rise.

Sincerely,
Portfolio Management Team

Source: Barrons' Financial Weekly, December 15, 2003

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

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                                                  AdvisorOne Funds Annual Report
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Amerigo Fund - Portfolio Summary

Portfolio Composition*
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                        28.44%    International Equity
                        17.34%    Large Cap Value
                         9.10%    Money Market
                         8.71%    Mid Cap Growth
                         8.39%    Large Cap Blend
                         8.04%    Emerging Markets
                         6.43%    Speciality
                         5.52%    Small Cap Growth
                         4.78%    Mid Cap Value
                         3.25%    Diversified Companies

Top 10 Portfolio Holdings*
--------------------------------------------------------------------------------

iShares Russell 1000 Value Index Fund                               17.34%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                                        11.89%
--------------------------------------------------------------------------------
iShares Russell Midcap Growth Index Fund                             8.71%
--------------------------------------------------------------------------------
Milestone Treasury Obligation Portfolio                              8.41%
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets Index Fund                             7.97%
--------------------------------------------------------------------------------
SPDR Trust Series 1                                                  7.22%
--------------------------------------------------------------------------------
iShares MSCI Japan Index Fund                                        5.87%
--------------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund                               5.52%
--------------------------------------------------------------------------------
iShares Russell Midcap Value                                         4.78%
--------------------------------------------------------------------------------
iShares MSCI Pacific ex-Japan Index Fund                             4.67%
--------------------------------------------------------------------------------

*Based on total investment value as of April 30, 2004.

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                                                  AdvisorOne Funds Annual Report
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Clermont Fund - Portfolio Summary

Portfolio Composition*
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                        37.31%    Bond Funds
                        18.56%    Speciality
                        12.83%    International Equity
                        10.86%    U.S. Treasury Bonds
                         8.90%    Money Market Funds
                         6.24%    Large Cap Value
                         2.32%    Large Cap Blend
                         1.57%    Mid Cap Growth
                         1.41%    Small Cap Value

Top 10 Portfolio Holdings*
--------------------------------------------------------------------------------

iShares Lehman 1-3 Year Treasury Bond Fund                             21.48%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                                           12.83%
--------------------------------------------------------------------------------
U.S. Treasury TIP Bond, 3.375%, due 1/15/07                             9.98%
--------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund                            7.85%
--------------------------------------------------------------------------------
Milestone Treasury Obligation Portfolio                                 6.37%
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                                   6.24%
--------------------------------------------------------------------------------
iShares Dow Jones US Consumer Non Cyclical Sector Index Fund            5.97%
--------------------------------------------------------------------------------
Van Kampen Senior Income Trust                                          4.95%
--------------------------------------------------------------------------------
iShares GS$ Investop Corporate Bond                                     4.18%
--------------------------------------------------------------------------------
iShares IBOXX Liquid Corporates                                         3.83%
--------------------------------------------------------------------------------

*Based on total investment value as of April 30, 2004.

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                                                  AdvisorOne Funds Annual Report
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Amerigo Fund - Performance Update

Annualized Total Returns as of April 30, 2004
--------------------------------------------------------------------------------

                         1 Year     5 Year    10 Year       Since      Inception
                                                          Inception       Date
--------------------------------------------------------------------------------
Class C Shares(1)       28.82%      N/A        N/A         -6.44%      7/13/00

Class N Shares(2)       26.05%      1.08%      N/A          4.68%      7/14/97

(1) Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
(2)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

                               [GRAPHIC OMITTED]

                                                                Morningstar
                        Amerigo                                 Multi-asset
        Date        Fund (Class N)      S&P 500 Index       Global Funds Average
--------------------------------------------------------------------------------
     7/14/1997          10,000             10,000                 10,000
    10/31/1997          10,060             10,007                  9,871
     4/30/1998          11,411             12,257                 10,749
    10/31/1998          10,327             12,207                 10,246
     4/30/1999          12,926             14,932                 11,279
    10/31/1999          14,000             15,341                 11,600
     4/30/2000          16,608             16,444                 12,726
    10/31/2000          16,050             16,275                 12,552
     4/30/2001          13,833             14,311                 12,373
    10/31/2001          11,871             12,222                 11,374
     4/30/2002          12,756             12,504                 11,997
    10/31/2002          10,402             10,376                 10,884
     4/30/2003          10,823             10,840                 11,377
    10/31/2003          12,983             12,534                 13,054
     4/30/2004          13,642             13,320                 13,982

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

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                                                  AdvisorOne Funds Annual Report
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Clermont Fund - Performance Update

Annualized Total Returns as of April 30, 2004
--------------------------------------------------------------------------------

                                                            Since      Inception
                         1 Year     5 Year     10 Year    Inception       Date
--------------------------------------------------------------------------------
Class N Shares(1)        14.11%      0.73%       N/A        2.71%       7/14/97

(1)   Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment
--------------------------------------------------------------------------------

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

                               [GRAPHIC OMITTED]

                                                                Morningstar
                       Clermont                                 Multi-asset
        Date        Fund (Class N)      S&P 500 Index       Global Funds Average
--------------------------------------------------------------------------------
     7/14/1997          10,000             10,000                 10,000
    10/31/1997           9,970             10,007                  9,871
     4/30/1998          10,984             12,257                 10,749
    10/31/1998          10,139             12,207                 10,246
     4/30/1999          11,566             14,932                 11,279
    10/31/1999          11,909             15,341                 11,600
     4/30/2000          12,853             16,444                 12,726
    10/31/2000          13,107             16,275                 12,552
     4/30/2001          12,098             14,311                 12,373
    10/31/2001          11,024             12,222                 11,374
     4/30/2002          11,613             12,504                 11,997
    10/31/2002          10,163             10,376                 10,884
     4/30/2003          10,511             10,840                 11,377
    10/31/2003          11,417             12,534                 13,054
     4/30/2004          11,994             13,320                 13,982

The Morningstar Multi-Asset Global Funds Average is an index that consists of mutual funds that seek total return by investing in varying combinations of equities, fixed-income securities, and other asset classes. These may invest a significant portion of their assets in securities of foreign issuers. "S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

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                                                  AdvisorOne Funds Annual Report
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Schedule of Investments - Amerigo Fund
April 30, 2004

--------------------------------------------------------------------------------
                                                        Shares      Market Value
--------------------------------------------------------------------------------
Common Stocks-3.30%
Diversified Companies-3.30%
Berkshire Hathaway, Inc- Class A*                             60    $  5,603,400
--------------------------------------------------------------------------------
Total Common Stocks (cost $5,527,095)                                  5,603,400
--------------------------------------------------------------------------------

Equity Funds-88.99%
Emerging Markets-8.17%
iShares MSCI Emerging Markets Index Fund                  86,900      13,756,270
Templeton Emerging Markets Fund                           11,000         127,820
                                                                    ------------
                                                                      13,884,090
                                                                    ------------
International Equity-28.87%
iShares MSCI Canada Index Fund                           290,900       3,889,333
iShares MSCI EAFE Index Fund                             150,000      20,520,000
iShares MSCI EMU Index Fund                               43,000       2,552,050
iShares MSCI Japan Index Fund                          1,000,000      10,140,000
iShares MSCI Pacific ex-Japan Index Fund                 112,000       8,064,000
iShares MSCI Signapore Index Fund                        210,000       1,281,000
iShares MSCI Hong Kong Index Fund                        270,000       2,648,700
                                                                    ------------
                                                                      49,095,083
                                                                    ------------
Large Cap Blend-8.52%
iShares S&P 500 Index Fund                                18,200       2,022,202
SPDR Trust Series 1                                      112,300      12,460,808
                                                                    ------------
                                                                      14,483,010
                                                                    ------------
Large Cap Value-17.60%
iShares Russell 1000 Value Index Fund                    514,000      29,930,220
                                                                    ------------

Mid Cap Growth-8.84%
iShares Russell Midcap Growth Index Fund                 200,000      15,030,000
                                                                    ------------

Mid Cap Value- 4.85%
iShares Russell Midcap Value                              88,400       8,247,720
                                                                    ------------

Small Cap Growth-5.61%
iShares Russell 2000 Growth Index Fund                    85,800       9,533,238
                                                                    ------------

Speciality-6.53%
iShares Dow Jones Select Dividend Index Fund              58,000       3,112,280
iShares Dow Jones US Healthcare Sector Index Fund         41,000       2,420,230

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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                                                  AdvisorOne Funds Annual Report
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Schedule of Investments - Amerigo Fund (Continued)
April 30, 2004

--------------------------------------------------------------------------------
                                                        Shares      Market Value
--------------------------------------------------------------------------------
Speciality-6.53% (Continued)
iShares NASDAQ Biotech Index Fund*                        53,000   $  4,121,280
Financial Select Sector SPDR Fund                         51,600      1,450,992
                                                                   -------------
                                                                     11,104,782
                                                                   -------------
--------------------------------------------------------------------------------
Total Equity Funds (cost $141,516,134)                              151,308,143
--------------------------------------------------------------------------------

Money Market Funds- 9.24%
Goldman Sachs Prime Obligation Fund                    1,191,520      1,191,520
Milestone Treasury Obligation Portfolio               14,518,792     14,518,792
--------------------------------------------------------------------------------
Total Money Market Funds (cost $15,710,312)                          15,710,312
--------------------------------------------------------------------------------

Total Investments (cost $162,753,541)-101.53%                      $172,621,855
Liabilities less Other Assets-(1.53)%                                (2,598,915)
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                 $170,022,940
--------------------------------------------------------------------------------

*Non-income producing security

EAFE- Europe, Australia, Far East
EMU- European Monetary Union
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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                                                  AdvisorOne Funds Annual Report
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Schedule of Investments - Clermont Fund
April 30, 2004

----------------------------------------------------------------------------------------------
                                                                    Shares        Market Value
----------------------------------------------------------------------------------------------
Bond Funds-37.28%
iShares GS$ Investop Corporate Bond                                   22,000      $  2,398,000
iShares IBOXX Liquid Corporates                                       15,000         2,199,467
iShares Lehman Aggregate Bond Fund                                    16,330         1,645,737
iShares Lehman 1-3 Year Treasury Bond Fund                           150,400        12,328,288
Van Kampen Senior Income Trust                                       327,000         2,838,360
----------------------------------------------------------------------------------------------
Total Bond Funds (cost $21,268,111)                                                 21,409,852
----------------------------------------------------------------------------------------------

Equity Funds-42.89%
International Equity-12.81%
iShares MSCI EAFE Index Fund                                          53,800         7,359,840
                                                                                  ------------
Large Cap Blend-2.32%
iShares S&P 500 Index Fund                                            12,000         1,333,320
                                                                                  ------------
Large Cap Value-6.24%
iShares Russell 1000 Value Index Fund                                 61,500         3,581,145
                                                                                  ------------
Mid Cap Growth-1.57%
iShares Russell Midcap Growth Index Fund                              12,000           901,800
                                                                                  ------------
Small Cap Value-1.41%
iShares Russell 2000 Value Index Fund                                  5,000           809,000
                                                                                  ------------
Speciality-18.54%
iShares Cohen & Steers Realty Majors Index Fund^                       9,100           916,825
iShares Dow Jones Select Dividend Index Fund                          83,900         4,502,074
iShares Dow Jones US Consumer Non Cyclical Sector Index Fund          65,400         3,426,960
Utilities Select Sector SPDR Fund                                     77,400         1,801,872
                                                                                  ------------
                                                                                    10,647,731
                                                                                  ------------

----------------------------------------------------------------------------------------------
Total Equity Funds (cost $22,929,985)                                               24,632,836
----------------------------------------------------------------------------------------------

                                                                  Principal
                                                                 -----------
U.S. Treasury Bonds-10.86%
U.S. Treasury TIP Bond, 3.375%, due 1/15/07                      $ 5,311,136         5,726,897
U.S. Treasury TIP Bond, 3.625%, due 1/15/08                          460,936           507,155
----------------------------------------------------------------------------------------------
Total U.S. Treasury Bonds (cost $6,286,640)                                          6,234,052
----------------------------------------------------------------------------------------------

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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                                                  AdvisorOne Funds Annual Report
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Schedule of Investments - Clermont Fund (Continued)
April 30, 2004

----------------------------------------------------------------------------------------------
                                                                    Shares        Market Value
----------------------------------------------------------------------------------------------
Money Market Funds-8.89%
Goldman Sachs Prime Obligation Fund                                1,451,774      $  1,451,774
Milestone Treasury Obligation Portfolio                            3,654,286         3,654,286
----------------------------------------------------------------------------------------------
Total Money Market Funds (cost $5,106,060)                                           5,106,060
----------------------------------------------------------------------------------------------

Total Investments (cost $55,590,796)-99.92%                                       $ 57,382,800
Other Assets less Liabilities-0.08%                                                     47,563
----------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                $ 57,430,363
----------------------------------------------------------------------------------------------

^ 2,000 shares subject to written call option (see call options written schedule below)

EAFE- Europe, Australia, Far East
GS- Goldman Sachs
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts
TIP- Treasury Inflation Protected

--------------------------------------------------------------------------------
Call Options Written
April 30, 2004

                                                          Share Subject
Common Stocks/Expiration Date/Exercise Price                 to Call       Market Value
---------------------------------------------------------------------------------------
iShares Cohen & Steers Realty Majors Index                    2,000         $  (1,500)
  Fund/August/108 (Premiums received $6,342) (Note 5)

---------------------------------------------------------------------------------------

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

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                                                  AdvisorOne Funds Annual Report
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Statements of Assets and Liabilities
April 30, 2004

                                                                           Amerigo          Clermont
Assets:                                                                      Fund             Fund
------------------------------------------------------------------------------------------------------
Investments, at cost                                                    $ 162,753,541    $  55,590,796
------------------------------------------------------------------------------------------------------
Investments in securities, at value (a)                                 $ 156,911,543    $  52,276,740
Short term investments (a)                                                 15,710,312        5,106,060
Receivable for securities sold                                                783,122        1,691,149
Interest and dividends receivable                                               2,265           58,804
Receivable for fund shares sold                                               224,677          384,522
Prepaid expenses and other assets                                              32,512           17,722
------------------------------------------------------------------------------------------------------
Total Assets                                                              173,664,431       59,534,997
------------------------------------------------------------------------------------------------------
Liabilities:
Payable for securities purchased                                            3,308,884        1,997,186
Payable for fund shares redeemed                                              169,733           21,898
Call options written, at fair value (premiums received $0, $6,342)                 --            1,500
Payable for distribution fees (b)                                               5,272               --
Payable to advisor (b)                                                        120,486           32,520
Accrued expenses and other liabilities                                         37,116           51,530
------------------------------------------------------------------------------------------------------
Total Liabilities                                                           3,641,491        2,104,634
------------------------------------------------------------------------------------------------------
Net Assets                                                              $ 170,022,940    $  57,430,363
------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                                         $ 166,679,498    $  54,737,431
Undistributed net investment income                                           153,911          590,576
Accumulated net realized gain (loss) on investments                        (6,678,783)         305,510
Net unrealized appreciation on investments                                  9,868,314        1,796,846
------------------------------------------------------------------------------------------------------
Net Assets                                                              $ 170,022,940    $  57,430,363
------------------------------------------------------------------------------------------------------
Class C Shares:
Net Assets                                                              $   6,374,584    $          --
Net asset value per share (based on
  shares of beneficial interest outstanding)*                           $       11.82    $          --
------------------------------------------------------------------------------------------------------
Total shares outstanding at end of year                                       539,439               --
------------------------------------------------------------------------------------------------------
Class N Shares:
Net assets                                                              $ 163,648,356    $  57,430,363
Net asset value and offering price per share (based on shares of
  beneficial interest outstanding)                                      $       12.00    $       10.04
------------------------------------------------------------------------------------------------------
Total shares outstanding at end of year                                    13,634,593        5,718,269
------------------------------------------------------------------------------------------------------

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Statements of Operations
Year Ended April 30, 2004

                                                     Amerigo         Clermont
                                                       Fund            Fund
Investment Income:
Interest income                                   $     41,866    $    189,308
Dividend income                                      1,313,785       1,347,663
Foreign taxes withheld                                      --          (1,890)
--------------------------------------------------------------------------------
Total investment income                              1,355,651       1,535,081
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee (a)                            993,403         450,139
Administration fees (a)                                103,479          52,014
Transfer agent fees (a)                                 69,606          51,576
Accounting fees (a)                                     59,280          36,224
Distribution fees - Class C Shares (a)                  54,508              --
Professional fees                                       45,542          37,301
Printing and postage expense                            29,785          11,690
Registration fees                                       20,412          20,001
Custodian fees                                          11,837           6,131
Trustees' fees                                          10,413          10,488
Insurance                                                6,601           3,600
Miscellaneous expenses                                     843           2,261
--------------------------------------------------------------------------------
Total expenses before waivers                        1,405,709         681,425
Expense waived (a)                                    (203,969)       (163,268)
--------------------------------------------------------------------------------
Net Expenses                                         1,201,740         518,157
--------------------------------------------------------------------------------
Net Investment Income                                  153,911       1,016,924
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain
  on Investments:
Net realized gain (loss) on:
  Investments                                        5,089,443       3,488,465
  Option contracts written                                  --         (31,370)
--------------------------------------------------------------------------------
Total net realized gain                              5,089,443       3,457,095
--------------------------------------------------------------------------------
Net change in unrealized appreciation
  on investments                                     9,836,592       1,051,256
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments     14,926,035       4,508,351
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
  Operations                                      $ 15,079,946    $  5,525,275
================================================================================

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report.


Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Amerigo Fund

                                                                      For the          For the
                                                                    Year Ended       Year Ended
                                                                  April 30, 2004   April 30, 2003
                                                                  -------------------------------
Increase in Net Assets:

From Operations:
Net investment income(loss)                                       $      153,911   $     (54,372)
Net realized gain (loss) on investments                                5,089,443      (8,044,609)
Net change in unrealized appreciation on
     investments                                                       9,836,592       1,449,271
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       15,079,946      (6,649,710)
-------------------------------------------------------------------------------------------------
From Fund Share Transactions (a)                                     108,899,740      13,189,634
-------------------------------------------------------------------------------------------------
Total Increase in Net Assets                                         123,979,686       6,539,924

Net Assets:
Beginning of year                                                     46,043,254      39,503,330
-------------------------------------------------------------------------------------------------
End of year                                                       $  170,022,940   $  46,043,254
-------------------------------------------------------------------------------------------------
Undistributed net investment income at end of year                $      153,911   $          --
=================================================================================================

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
Clermont Fund

                                                                       For the           For the
                                                                     Year Ended        Year Ended
                                                                  April 30, 2004    April 30, 2003
                                                                  ---------------------------------
Increase in Net Assets:
From Operations:
Net investment income                                             $    1,016,924    $      294,591
Net realized gain (loss) on investments                                3,457,095        (1,849,415)
Net change in unrealized appreciation on
  investments                                                          1,051,256           322,429
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        5,525,275        (1,232,395)
---------------------------------------------------------------------------------------------------
From Distributions to Shareholders:
  From Investment Income:
    Class N                                                             (717,796)         (180,367)
---------------------------------------------------------------------------------------------------
Total Dividends and Distributions to Shareholders                       (717,796)         (180,367)
---------------------------------------------------------------------------------------------------
From Fund Share Transactions (a)                                      17,868,042        21,727,487
---------------------------------------------------------------------------------------------------
Total Increase in Net Assets                                          22,675,521        20,314,725

Net Assets:
Beginning of year                                                     34,754,842        14,440,117
---------------------------------------------------------------------------------------------------
End of year                                                       $   57,430,363    $   34,754,842
---------------------------------------------------------------------------------------------------
Undistributed net investment income at end of year                $      590,576    $      291,448
===================================================================================================

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

                                                                                 Class C Shares
                                                 -----------------------------------------------------------------------------------

                                                     Year Ended            Year Ended            Year Ended          Period Ended
                                                 April 30, 2004 (b)    April 30, 2003 (b)    April 30, 2002 (b)   April 30, 2001 (a)

Net asset value, beginning of period                 $   9.47              $   11.27              $  13.07             $   16.91
                                                 -----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (0.09)                 (0.10)                (0.18)                (0.02)
Net realized and unrealized gain (loss) on
  investments                                            2.44                  (1.70)                (0.95)                (3.12)
                                                 -----------------------------------------------------------------------------------
Total income (loss) from investment operations           2.35                  (1.80)                (1.13)                (3.14)
                                                 -----------------------------------------------------------------------------------

Less distributions from net investment income              --                     --                 (0.12)                (0.04)
Less distributions from net realized gain                  --                     --                 (0.55)                (0.66)
                                                 -----------------------------------------------------------------------------------
  Total distributions from net investment
    income and net realized gains                          --                     --                 (0.67)                (0.70)
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period                       $  11.82              $    9.47              $  11.27             $   13.07
                                                 ===================================================================================

Total return (c)                                        24.82%                (15.97)%               (8.66)%              (18.95)%
                                                 ===================================================================================

Ratios and Supplemental Data:
Net assets, end of period (in 000's)                 $  6,375              $   4,741              $  4,136             $   2,878
Ratio of expenses to average net assets (d)              2.15%                  2.15%                 2.33%                 2.15%
Ratio of expenses to average net assets
  before waivers and reimbursements (d)                  2.36%                  2.63%                 2.87%                 3.57%
Ratio of net investment income (loss) to
  average net assets (d)                                (0.79)%                (1.01)%               (1.55)%                0.76%
Portfolio turnover rate                                    55%                   107%                   46%                   10%
------------------------------------------------------------------------------------------------------------------------------------

(a)   The commencement of this class was July 13, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)   Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

                                                                                          Class N Shares
                                                  --------------------------------------------------------------------------

                                                      Year Ended          Year Ended          Year Ended        Year Ended
                                                  April 30, 2004 (a)  April 30, 2003 (a)  April 30, 2002 (a)  April 30, 2001

Net asset value, beginning of year                    $    9.52           $  11.22            $  12.97            $  16.36
                                                  --------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income (loss)                               0.02              (0.00)(b)           (0.07)               0.07
Net realized and unrealized gain (loss) on
   investments                                             2.46              (1.70)              (0.94)              (2.73)
                                                  --------------------------------------------------------------------------
   Total income (loss) from investment operations          2.48              (1.70)              (1.01)              (2.66)
                                                  --------------------------------------------------------------------------

Less distributions from net investment income                --                 --               (0.19)              (0.07)
Less distributions from net realized gain                    --                 --               (0.55)              (0.66)
                                                  --------------------------------------------------------------------------
   Total distributions from net investment
   income and net realized gains                             --                 --               (0.74)              (0.73)
                                                  --------------------------------------------------------------------------
Net asset value, end of year                          $   12.00           $   9.52            $  11.22            $  12.97
                                                  ==========================================================================

Total return (c)                                          26.05%            (15.15)%             (7.79)%            (16.71)%
                                                  ==========================================================================

Ratios and Supplemental Data:
Net assets, end of period (in 000's)                  $ 163,648           $ 41,303            $ 35,368            $ 36,170
Ratio of expenses to average net assets                    1.15%              1.15%               1.33%               1.15%
Ratio of expenses to average net assets
   before waivers and reimbursements                       1.36%              1.63%               1.88%               1.71%
Ratio of net investment income (loss) to
   average net assets                                      0.21%             (0.01)%             (0.55)%              0.32%
Portfolio turnover rate                                      55%               107%                 46%                 10%

                                                      Class N Shares
                                                  --------------------

                                                        Year Ended
                                                    April 30, 2000 (a)

Net asset value, beginning of year                      $  12.88
                                                  --------------------

Income (loss) from investment operations:
Net investment income (loss)                               (0.03)
Net realized and unrealized gain (loss) on
   investments                                              3.68
                                                  --------------------
   Total income (loss) from investment operations           3.65
                                                  --------------------

Less distributions from net investment income                 --
Less distributions from net realized gain                  (0.17)
                                                  --------------------
   Total distributions from net investment
   income and net realized gains                           (0.17)
                                                  --------------------
Net asset value, end of year                            $  16.36
                                                  ====================

Total return (c)                                           28.48%
                                                  ====================

Ratios and Supplemental Data:
Net assets, end of period (in 000's)                    $ 35,841
Ratio of expenses to average net assets                     1.15%
Ratio of expenses to average net assets
   before waivers and reimbursements                        1.83%
Ratio of net investment income (loss) to
   average net assets                                      (0.22)%
Portfolio turnover rate                                       10%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)   Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.

                                                                                            Class N Shares
                                                   ---------------------------------------------------------------------------
                                                       Year Ended          Year Ended          Year Ended         Year Ended
                                                   April 30, 2004 (a)  April 30, 2003 (a)  April 30, 2002 (a)   April 30, 2001
Net asset value, beginning of year                     $     8.93          $     9.94          $    10.81         $    12.17
                                                   ---------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income                                        0.22                0.12                0.12               0.18
Net realized and unrealized gain (loss) on
  investments                                                1.04               (1.07)              (0.55)             (0.87)
                                                   ---------------------------------------------------------------------------
  Total income (loss) from investment operations             1.26               (0.95)              (0.43)             (0.69)
                                                   ---------------------------------------------------------------------------

Less distributions from net investment income               (0.15)              (0.06)              (0.15)             (0.39)
Less distributions from net realized gain                      --                  --               (0.29)             (0.28)
                                                   ---------------------------------------------------------------------------
  Total distributions from net investment
  income and net realized gains                             (0.15)              (0.06)              (0.44)             (0.67)
                                                   ---------------------------------------------------------------------------
Net asset value, end of year                           $    10.04          $     8.93          $     9.94         $    10.81
                                                   ===========================================================================

Total return (b)                                            14.11%              (9.58)%             (3.92)%            (5.87)%
                                                   ===========================================================================

Ratios and Supplemental Data:
Net assets, end of period (in 000's)                   $   57,430          $   34,755          $   14,440         $   11,668
Ratio of expenses to average net assets                      1.15%               1.15%               1.33%              1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements                          1.51%               1.77%               3.55%              2.85%
Ratio of net investment income to
  average net assets                                         2.26%               1.21%               1.22%              1.62%
Portfolio turnover rate                                        97%                105%                 60%                 9%
==============================================================================================================================

                                                     Class N Shares
                                                   ------------------
                                                       Year Ended
                                                   April 30, 2000 (a)
Net asset value, beginning of year                     $    11.23
                                                   ------------------

Income (loss) from investment operations:
Net investment income                                        0.18
Net realized and unrealized gain (loss) on
  investments                                                1.06
                                                   ------------------
  Total income (loss) from investment operations             1.24
                                                   ------------------

Less distributions from net investment income               (0.18)
Less distributions from net realized gain                   (0.12)
                                                   ------------------
  Total distributions from net investment
  income and net realized gains                             (0.30)
                                                   ------------------
Net asset value, end of year                           $    12.17
                                                   ==================

Total return (b)                                            11.12%
                                                   ==================

Ratios and Supplemental Data:
Net assets, end of period (in 000's)                   $   10,298
Ratio of expenses to average net assets                      1.15%
Ratio of expenses to average net assets
  before waivers and reimbursements                          3.08%
Ratio of net investment income to
  average net assets                                         1.51%
Portfolio turnover rate                                        18%
=====================================================================

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004

1. Organization

AdvisorOne Funds (the "Trust" or the "Funds") was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Amerigo Fund and the Clermont Fund (collectively the "Funds" and each individually a "Fund") are both a series of the Trust. The Funds operate as diversified investment companies.

Fund                Primary Objective
Amerigo Fund        Long-term growth of capital without regard to current income
Clermont Fund       Combination of current income and growth of capital

The Funds offer the following classes of shares:

Class               Funds Offering Class
Class C             Amerigo Fund only
Class N             Amerigo Fund and Clermont Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). In the absence of a last sale price, securities are valued using the last available bid price. U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type. Money market funds are valued at original cost which approximates fair value.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004 (Continued)

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees ("Trustees").

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund and the Clermont Fund may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Option Contracts

Each Fund may enter into option contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004 (Continued)

Each Fund may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Fund enters into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004 (Continued)

At April 30, 2004, the Amerigo Fund had available, for Federal income tax purposes, $6,639,325 in unused capital loss carryforwards available to offset future capital gains, if any, expiring on April 30, 2011.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the treatment of wash sale losses.

3. Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Amerigo Fund and the Clermont Fund have entered into an Investment Advisory Agreement with Clarke Lanzen Skalla Investment Firm, LLC (the "Advisor"), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Advisor has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for the Amerigo Fund and Clermont Fund, net of waivers and custodial credits. The annualized rates are as follows:

                                                 Expense Limitation
--------------------------------------------------------------------------------
Class C (Amerigo Only)                                  2.15%
Class N                                                 1.15%

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004 (Continued)

The waivers for the Advisor's fees for the year ended April 30, 2004 amounted to $203,969 and $163,268 for Amerigo Fund and Clermont Fund, respectively.

Administration, Fund Accounting, Transfer Agent and Custody Administration Fees

Gemini Fund Services, LLC (the "Administrator"), an affiliate of the Advisor, serves as the administrator, fund accountant, transfer agent and custody administrator of the Trust. The Administration agreement provides that the Administrator may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust. For providing administration services to the Fund, the Administrator receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, the Administrator receives from each Fund a monthly fee calculated at an annual rate of 0.02% for the first $100 million of the Fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses. For providing transfer agent services, the Administrator receives from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts. For providing custody administration services, the Administrator receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust's average daily portfolio market value, and at reduced rates thereafter.

Distributor

The distributor of the Funds is Aquarius Fund Distributors, LLC. (the "Distributor"). The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act. The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares. The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares. Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees' Fees

The Funds pay no compensation to their Trustees who are employees of the Advisor or its affiliates. Trustees who are not Advisor employees receive a fee of $1,500 for each regular and special meeting of the Board that the Trustee attends in person, or $750 for each regular or special meeting that the Trustee attends via teleconference. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004 (Continued)

4. Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2004, were as follows:

                                        Gross Unrealized    Gross Unrealized      Net Unrealized
                     Identified Cost       Appreciation       Depreciation         Appreciation
------------------------------------------------------------------------------------------------
Amerigo Fund           $162,792,999       $ 12,960,635        $ (3,131,779)        $  9,828,856
Clermont Fund            55,591,462          2,264,226            (472,888)           1,791,338

5. Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the year ended April 30, 2004, were as follows:

                                              Purchases                 Sales
--------------------------------------------------------------------------------
Amerigo Fund                                 $149,470,495           $ 52,190,741
Clermont Fund                                  49,469,870             40,946,326

For the year ended April 30, 2004, the options written for the Clermont Fund were as follows:

                                         Number of Contracts   Premiums Received
--------------------------------------------------------------------------------
Options outstanding at April 30, 2003            80                 $  3,860
Options written                                  30                   14,782
Options terminated in closing
purchase transactions                           (90)                 (12,300)
================================================================================
Options outstanding at April 30, 2004            20                 $  6,342
================================================================================

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004 (Continued)

6. Shareholders' Transactions

At April 30, 2004, the Funds had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund:

                                                                 Year Ended                        Year Ended
                                                               April 30, 2004                   April 30, 2003
----------------------------------------------------------------------------------------------------------------------
Amerigo Fund                                              Shares         Dollars            Shares          Dollars
----------------------------------------------------------------------------------------------------------------------
Class C Shares:
  Shares sold                                              160,776    $   1,845,982          233,629    $   2,273,355
  Shares issued to shareholders in reinvestment                 --               --               --               --
  Shares redeemed                                         (122,177)      (1,319,293)         (99,650)        (919,091)
======================================================================================================================
    Net increase                                            38,599    $     526,689          133,979    $   1,354,264
======================================================================================================================

Class N Shares:
  Shares sold                                           10,642,162    $ 123,587,295        2,328,093    $  22,447,318
  Shares issued to shareholders in reinvestment                 --               --               --               --
  Shares redeemed                                       (1,346,999)     (15,214,244)      (1,139,645)     (10,611,948)
======================================================================================================================
     Net Increase                                        9,295,163    $ 108,373,051        1,188,448    $  11,835,370
======================================================================================================================

                                                                 Year Ended                        Year Ended
                                                               April 30, 2004                   April 30, 2003
----------------------------------------------------------------------------------------------------------------------
Clermont Fund                                             Shares         Dollars            Shares          Dollars
----------------------------------------------------------------------------------------------------------------------
Class N Shares:
  Shares sold                                            5,072,004    $  49,450,099        3,201,271    $  28,371,319
  Shares issued to shareholders in reinvestment             65,084          653,439           20,711          180,187
  Shares redeemed                                       (3,312,535)     (32,235,496)        (781,701)      (6,824,019)
======================================================================================================================
     Net Increase                                        1,824,553    $  17,868,042        2,440,281    $  21,727,487
======================================================================================================================

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
April 30, 2004 (Continued)

7. Beneficial Interest

At April 30, 2004, there were no shareholders owning more than 5% of any Fund's net assets.

There were no affiliated shareholders as of April 30, 2004.

8. Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2004, and April 30, 2003 were as follows:

2004                                                             Ordinary Income
================================================================================
Clermont Fund                                                        $717,796

2003                                                             Ordinary Income
================================================================================
Clermont Fund                                                        $180,367

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

                    Undistributed            Undistributed           Unrealized
                   Ordinary Income      Long-Term Gains (Losses)    Appreciation
--------------------------------------------------------------------------------
Amerigo Fund            $153,911               $(6,639,325)          $9,828,856
Clermont Fund            590,576                   311,018            1,791,338

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Report of Independent Certified Public Accountants

      To the Shareholders and Board of Trustees
      AdvisorOne Funds

      We have audited the accompanying statement of assets and liabilities of the Amerigo Fund and the Clermont Fund (each a series of AdvisorOne Funds), including the schedules of investments, as of April 30, 2004, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended April 30, 2002 have been audited by other auditors, whose report dated June 26, 2002 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board of the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Amerigo Fund and the Clermont Fund as of April 30, 2004, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

      Tait, Weller & Baker

      Philadelphia, Pennsylvania
      June 3, 2004

                                                  AdvisorOne Funds Annual Report
--------------------------------------------------------------------------------

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address      Position(s) Held         Term of Office            Principal Occupation(s) During the Past 5
                              with Trust       and Length of Time Served           Years and Current Directorships
INTERESTED TRUSTEES

Michael Miola (51)         Chairman of the       Elected by Shareholders      CEO and Manager of Gemini Fund Services,
                           Board                 on May 7, 2003               LLC; Co-Owner and Co-Managing Member of
                                                                              NorthStar Financial Services Group, LLC;
                                                                              Manager of Orion Advisor Services, LLC;
                                                                              Manager of Clarke Lanzen Skalla Investment
                                                                              Firm, LLC; Private Investor & Businessman;
                                                                              Formerly (1983-2001) Founder and President
                                                                              of American Data Services, Inc.

NON-INTERESTED TRUSTEES

L. Merill Bryan, Jr. (59)  Trustee               Elected by Shareholders      Senior Vice President & Chief Information
                                                 on May 7, 2003               Officer of Union Pacific Corporation

Gary Lanzen (50)           Trustee               Elected by Shareholders      President, Orizon Investment Counsel, LLC;
                                                 on May 7, 2003               Partner, Orizon Group, Inc.

John Pacheco (53)*         Trustee               Elected by Shareholders      Founder, President and CEO of Financial
                                                 on May 7, 2003               American Corporation

OFFICERS

W. Patrick Clarke (59)     President             Appointed February 3, 2003   Chief Executive Officer and Manager of
                                                                              Clarke Lanzen Skalla Investment Firm, LLC;
                                                                              President of the Trust; Co-Owner and
                                                                              Co-Managing Member of NorthStar Financial
                                                                              Services Group, LLC; Manager of Orion
                                                                              Advisor Services, LLC, Gemini Fund
                                                                              Services, LLC, and Aquarius Fund
                                                                              Distributors, LLC

Michael Wagner (53)        Treasurer             Appointed May 9, 2003        Chief Operating Officer, Gemini Fund
150 Motor Parkway                                                             Services, LLC
Hauppauge, NY 11788

Brian Nielsen (31)         Secretary             Appointed February 3, 2003   Secretary and Chief Legal Officer of the
                                                                              Trust; General Legal Counsel for NorthStar
                                                                              Financial Services Group, LLC; Secretary
                                                                              and General Legal Counsel of the Advisor,
                                                                              Orion Advisor Services, LLC, and Aquarius
                                                                              Fund Distributors, LLC

Andrew Rogers (35)         Assistant             Appointed May 9, 2003        Senior Vice President and Director of
150 Motor Parkway          Treasurer                                          Fund Administration, Gemini Fund Services,
Hauppauge, NY 11788                                                           LLC; Vice President, JP Morgan Chase & Co.
                                                                              (1998-2001)

*John Pacheco resigned as a non-interested trustee on May 26, 2004.

                     This page is intentionally left blank.

                                [GRAPHIC OMITTED]

                                AdvisorOne Funds

                            www.advisoronefunds.com
                     4020 S. 147th Street o Omaha, NE 68137
                                 1-866-811-0225

                Distributed by Aquarius Fund Distributors, LLC
                                Member NASD/SIPC

AFD-6/22/2004-45

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

      (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
      (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
      (3) Compliance with applicable governmental laws, rules, and regulations;
      (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
      (5)   Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant's board of directors determined that the registrant does not have an audit committee financial expert. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees

      FY 2004             $ 23,000
                          --------
      FY 2003             $ 23,000
                          --------

(b)   Audit-Related Fees

      FY 2004             $ 0
                          -------
      FY 2003             $ 4,000
                          -------

      Nature of the fees: Issue consent for N-1A annual update

(c)   Tax Fees

      FY 2004             $ 5,000
                          -------
      FY 2003             $ 4,000
                          -------

      Nature of the fees: Preparation of federal and state tax returns and review of annual dividend calculations.

(d)   All Other Fees

                          Registrant       Adviser
                          ----------       -------
      FY 2004             $  0             $   0
                          -------          -------
      FY 2003             $  0             $   0
                          -------          -------

      Nature of the fees:

(e)   (1)   Audit Committee's Pre-Approval Policies

            The registrant's Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant's Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

      (2)   Percentages of 2004 Services Approved by the Audit Committee

                                      Registrant       Adviser
                                      ----------       -------

            Audit-Related Fees:       100%             N/A%
                                      ---              ---
            Tax Fees:                 100%             N/A%
                                      ---              ---
            All Other Fees:           N/A%             N/A%
                                      ---              ---

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                        Registrant                Adviser
                        ----------                -------

      FY 2004           $ 5,000                   $ None
                        -------                   ------
      FY 2003           $ 8,000                   $ None
                        -------                   ------

(h) Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2004.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders. None

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds
             ----------------


By (Signature and Title)


*/s/ W. Patrick Clarke
----------------------
     W. Patrick Clarke, President


Date 7/9/04
     ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


*/s/ W. Patrick Clarke
----------------------
     W. Patrick Clarke, President


Date 7/9/04
     ----------------------------

By (Signature and Title)


*/s/ Michael J. Wagner
----------------------
     Michael J. Wagner, Treasurer


Date 7/9/04
     ----------------------------